Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.5%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 857,291
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.456%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,690,472
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 11.642%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	1,044,400
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 11.812%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	696,967
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	925,305
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.569%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	908,080
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.938%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,406,325
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	361,641
Series 2022-1A, Class E, 11.032%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,110,201
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,025,878
Series 2015-5A, Class DR, 11.508%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	407,173
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 11.308%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	924,812
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.437%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	900,808
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.058%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	879,158
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	225,397
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 10.558%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,054,254
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 11.739%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	905,892
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 11.708%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	$1,000	$ 909,073
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.16%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	885,481
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	805,875
Series 2014-1A, Class DR2, 10.492%, (3 mo. USD LIBOR + 5.70%), 1/17/31(1)(2)	1,500	1,354,612
Series 2015-1A, Class DR4, 11.175%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	500	461,327
Series 2019-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	918,779
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.516%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	868,075
RAD CLO 7, Ltd., Series 2020-7A, Class E, 11.292%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,073,680
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	610,186
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 11.792%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	697,318
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 10.998%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	775	627,846
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 11.578%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	889,848
Voya CLO, Ltd., Series 2013-1A, Class DR, 11.272%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,478,016
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.032%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	1,029,836
Total Asset-Backed Securities (identified cost $31,361,599)		$ 27,934,006

Closed-End Funds — 1.8%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$ 1,194,235
Invesco Senior Income Trust	361,124	1,437,274
Nuveen Credit Strategies Income Fund	365,228	1,983,188
Nuveen Floating Rate Income Fund	148,079	1,261,633
Nuveen Floating Rate Income Opportunity Fund	103,281	874,790
Total Closed-End Funds (identified cost $8,822,714)		$ 6,751,120

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	55	$ 246,834
		$ 246,834
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(4)(5)	327	$ 164
Skillsoft Corp.(4)(5)	53,012	101,783
		$ 101,947
Investment Companies — 0.1%
Aegletes B.V.(4)(5)	14,087	$ 246,523
Jubilee Topco, Ltd., Class A(3)(4)(5)	458,953	0
		$ 246,523
Oil and Gas — 0.1%
QuarterNorth Energy, Inc.(4)(5)	3,686	$ 512,354
		$ 512,354
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$ 164,900
Cumulus Media, Inc., Class A(4)(5)	38,163	255,692
iHeartMedia, Inc., Class A(4)(5)	36,714	284,533
		$ 705,125
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Pet Holding Corp.(3)(4)(5)	556	$ 41,405
		$ 41,405
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 432,403
		$ 432,403
Total Common Stocks (identified cost $3,784,946)		$ 2,286,591

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(5)	107	$ 54
Total Convertible Preferred Stocks (identified cost $17,197)		$ 54

Corporate Bonds — 7.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$625	$ 564,769
		$ 564,769
Automotive — 0.3%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 997,407
		$ 997,407
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$625	$ 571,428
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	586,478
		$ 1,157,906
Business Equipment and Services — 0.6%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 988,315
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	700	693,530
5.75%, 4/15/26(1)	700	686,899
		$ 2,368,744
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 534,766
		$ 534,766
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 986,215
		$ 986,215

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Conglomerates — 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	$1,000	$ 909,360
		$ 909,360
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 592,609
		$ 592,609
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 586,494
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	963,760
		$ 1,550,254
Diversified Financial Services — 0.2%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 552,156
		$ 552,156
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 533,412
		$ 533,412
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,016,085
		$ 1,016,085
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$1,000	$ 903,730
		$ 903,730
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 540,041
		$ 540,041
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$1,000	$ 880,660
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	418,260
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	922,781
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	566,281
		$ 2,787,982
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 546,716
		$ 546,716
Security	Principal Amount (000's omitted)	Value
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 585,550
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	527,159
		$ 1,112,709
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$625	$ 533,369
		$ 533,369
Media — 0.4%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 103,865
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(1)	0(7)	4
5.375%, 8/15/26(1)	2,864	212,973
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	198,624
8.375%, 5/1/27	376	337,858
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	557,112
		$ 1,410,436
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$500	$ 464,721
		$ 464,721
Oil and Gas — 0.6%
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	$625	$ 591,547
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,000	988,695
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	500	473,997
		$ 2,054,239
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 529,492
		$ 529,492
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 555,481
		$ 555,481
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 519,513
		$ 519,513

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 508,775
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	492,108
		$ 1,000,883
Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 518,611
		$ 518,611
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 957,480
		$ 957,480
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 793,550
		$ 793,550
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$550	$ 473,792
		$ 473,792
Total Corporate Bonds (identified cost $30,977,508)		$ 27,466,428

Senior Floating-Rate Loans — 128.5%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.8%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	$ 402,717
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	102	103,261
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	426,525
Dynasty Acquisition Co., Inc.:
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26		1,848	1,817,022
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26		994	977,231
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.23%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		393	308,678
WP CPP Holdings, LLC, Term Loan, 8.579%, (USD LIBOR + 3.75%), 4/30/25(9)		2,985	2,724,669
			$ 6,760,103
Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 1.0%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28		3,025	$ 3,112,389
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27		675	705,217
			$ 3,817,606
Auto Components — 3.2%
Adient US, LLC, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/10/28		1,923	$ 1,920,665
Chassix, Inc., Term Loan, 12.00%, (USD Prime + 4.50%), 11/15/23		1,282	1,090,766
Clarios Global, L.P.:
Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	947	1,006,033
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,004	3,000,979
DexKo Global, Inc.:
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	74	71,678
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	231,658
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	445,473
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28		695	645,539
Term Loan, 11.08%, (SOFR + 6.50%), 10/4/28		800	760,000
Garrett LX I S.a.r.l., Term Loan, 8.08%, (3 mo. USD LIBOR + 3.25%), 4/30/28		716	711,164
LTI Holdings, Inc., Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 7/24/26		544	530,328
Truck Hero, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 1/31/28		1,828	1,649,864
			$ 12,064,147
Automobiles — 0.5%
MajorDrive Holdings IV, LLC:
Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28		616	$ 597,156
Term Loan, 10.054%, (SOFR + 5.65%), 6/1/29		1,464	1,427,339
			$ 2,024,495
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/24/27		980	$ 956,316

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Beverages (continued)
City Brewing Company, LLC, Term Loan, 8.33%, (3 mo. USD LIBOR + 3.50%), 4/5/28	691	$ 311,879
Triton Water Holdings, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 3/31/28	2,413	2,302,772
		$ 3,570,967
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 6.96%, (1 mo. USD LIBOR + 2.50%), 3/12/26	340	$ 331,837
Alltech, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/13/28	396	384,120
		$ 715,957
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,808	$ 2,636,344
LHS Borrower, LLC, Term Loan, 9.411%, (SOFR + 4.75%), 2/16/29	1,638	1,387,887
MI Windows and Doors, LLC, Term Loan, 8.161%, (SOFR + 3.50%), 12/18/27	1,520	1,517,236
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29	798	775,058
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28	930	930,570
		$ 7,247,095
Capital Markets — 5.0%
Advisor Group, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,180	$ 2,168,351
AllSpring Buyer, LLC, Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 11/1/28	1,343	1,340,159
Aretec Group, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 10/1/25	3,248	3,214,801
Edelman Financial Center, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 4/7/28	2,465	2,419,830
EIG Management Company, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 2/22/25	238	236,934
Focus Financial Partners, LLC:
Term Loan, 7.061%, (SOFR + 2.50%), 6/30/28	2,956	2,958,006
Term Loan, 7.811%, (SOFR + 3.25%), 6/30/28	324	324,897
HighTower Holdings, LLC, Term Loan, 8.815%, (3 mo. USD LIBOR + 4.00%), 4/21/28	2,000	1,960,000
Hudson River Trading, LLC, Term Loan, 7.676%, (SOFR + 3.00%), 3/20/28	1,737	1,690,549
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Mariner Wealth Advisors, LLC, Term Loan, 8.078%, (SOFR + 3.25%), 8/18/28		1,656	$ 1,639,106
Victory Capital Holdings, Inc., Term Loan, 6.954%, (SOFR + 2.25%), 7/1/26		845	843,807
			$ 18,796,440
Chemicals — 5.1%
Aruba Investments, Inc.:
Term Loan, 6.077%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	491	$ 516,706
Term Loan, 8.297%, (1 mo. USD LIBOR + 3.75%), 11/24/27		712	708,796
Charter NEX US, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 12/1/27		441	439,677
Chemours Company (The), Term Loan, 4.13%, (1 mo. EURIBOR + 2.00%), 4/3/25	EUR	553	598,422
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27		761	630,090
Flint Group GmbH, Term Loan, 9.816%, (3 mo. USD LIBOR + 5.00%), 9.066% cash, 0.75% PIK, 9/21/23		96	64,805
Flint Group US, LLC, Term Loan, 9.815%, (3 mo. USD LIBOR + 5.00%), 9.065% cash, 0.75% PIK, 9/21/23		580	392,016
Gemini HDPE, LLC, Term Loan, 7.83%, (3 mo. USD LIBOR + 3.00%), 12/31/27		687	686,393
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28		1,478	1,248,487
INEOS Enterprises Holdings II Limited, Term Loan, 5.204%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	187,279
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 8/28/26		199	197,664
INEOS Finance PLC, Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	650,592
INEOS Styrolution US Holding, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/29/26		1,970	1,969,385
INEOS US Finance, LLC:
Term Loan, 5.177%, (1 mo. EURIBOR + 3.00%), 11/8/27	EUR	4	4,066
Term Loan, 7.161%, (SOFR + 2.50%), 11/8/28		521	520,541
Kraton Corporation, Term Loan, 8.04%, (SOFR + 3.25%), 3/15/29		397	396,305
Kraton Polymers Holdings B.V., Term Loan, 5.313%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	319,215
Lonza Group AG, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28		2,439	2,349,578
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 9/29/27		614	611,073
Momentive Performance Materials, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/15/24		410	410,189

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Olympus Water US Holding Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 11/9/28		1,485	$ 1,458,187
Term Loan, 9.18%, (SOFR + 4.50%), 11/9/28		323	318,772
Orion Engineered Carbons GmbH, Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 9/24/28		321	315,856
Rohm Holding GmbH, Term Loan, 10.125%, (6 mo. USD LIBOR + 5.00%), 7/31/26		1,447	1,276,914
Starfruit Finco B.V., Term Loan, 5.052%, (3 mo. EURIBOR + 3.00%), 10/1/25	EUR	401	428,729
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28		2,426	2,419,436
			$ 19,119,173
Commercial Services & Supplies — 5.1%
Allied Universal Holdco, LLC, Term Loan, 8.411%, (SOFR + 3.75%), 5/12/28		3,880	$ 3,745,269
Belfor Holdings, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 4/6/26		483	483,204
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,637	1,576,164
Garda World Security Corporation, Term Loan, 8.93%, (3 mo. USD LIBOR + 4.25%), 10/30/26		2,408	2,404,722
GFL Environmental, Inc., Term Loan, 7.661%, (SOFR + 3.00%), 5/31/27		49	49,107
LABL, Inc., Term Loan, 9.57%, (1 mo. USD LIBOR + 5.00%), 10/29/28		619	603,862
Monitronics International, Inc., Term Loan, 12.325%, (3 mo. USD LIBOR + 6.50%), 3/29/24		1,383	908,875
PECF USS Intermediate Holding III Corporation, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 12/15/28		1,510	1,298,267
Phoenix Services International, LLC:
DIP Loan, 13.784%, (SOFR + 2.00%), 3/28/23		94	90,373
DIP Loan, 16.553%, (SOFR + 12.00%), 9/29/23		174	167,616
Term Loan, 0.00%, 3/1/25(10)		646	79,988
Prime Security Services Borrower, LLC, Term Loan, 7.517%, (3 mo. USD LIBOR + 2.75%), 9/23/26		2,004	2,005,049
SITEL Worldwide Corporation, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 8/28/28		2,296	2,299,285
Tempo Acquisition, LLC, Term Loan, 7.561%, (SOFR + 3.00%), 8/31/28		1,545	1,548,504
TruGreen Limited Partnership, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 11/2/27		2,041	1,895,474
			$ 19,155,759
Borrower/Description	Principal Amount* (000's omitted)	Value
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 9.57%, (1 mo. USD LIBOR + 5.00%), 11/1/28	333	$ 332,932
		$ 332,932
Construction Materials — 0.7%
Quikrete Holdings, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/18/29	2,481	$ 2,476,017
		$ 2,476,017
Containers & Packaging — 1.9%
Berlin Packaging, LLC, Term Loan, 8.139%, (USD LIBOR + 3.75%), 3/11/28(9)	1,037	$ 1,024,562
BWAY Holding Company, Term Loan, 7.619%, (1 mo. USD LIBOR + 3.25%), 4/3/24	2,350	2,337,418
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.836%, (SOFR + 4.18%), 4/13/29	1,493	1,468,533
Pregis TopCo Corporation, Term Loan, 8.426%, (SOFR + 3.75%), 7/31/26	582	576,180
Pretium PKG Holdings, Inc.:
Term Loan, 8.775%, (3 mo. USD LIBOR + 4.00%), 10/2/28	520	458,419
Term Loan - Second Lien, 11.512%, (3 mo. USD LIBOR + 6.75%), 10/1/29	300	195,844
Proampac PG Borrower, LLC, Term Loan, 8.559%, (USD LIBOR + 2.75%), 11/3/25(9)	591	578,715
Trident TPI Holdings, Inc., Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 10/17/24	523	522,237
		$ 7,161,908
Distributors — 0.9%
Autokiniton US Holdings, Inc., Term Loan, 8.959%, (1 mo. USD LIBOR + 4.50%), 4/6/28	3,156	$ 3,143,869
Phillips Feed Service, Inc., Term Loan, 11.508%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)	102	81,492
		$ 3,225,361
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/11/28	545	$ 520,253
KUEHG Corp.:
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25	2,856	2,784,541
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 8/22/25	400	383,250
Sotheby's, Term Loan, 9.33%, (3 mo. USD LIBOR + 4.50%), 1/15/27	407	406,288
		$ 4,094,332

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.6%
Concorde Midco, Ltd., Term Loan, 6.132%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 547,924
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	925	978,903
Zephyr Bidco Limited, Term Loan, 8.208%, (SONIA + 4.75%), 7/23/25	GBP	700	760,514
			$ 2,287,341
Diversified Telecommunication Services — 3.9%
Altice France S.A.:
Term Loan, 8.517%, (3 mo. USD LIBOR + 3.69%), 1/31/26		2,193	$ 2,118,618
Term Loan, 8.65%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,599	1,548,979
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25		398	399,826
Term Loan - Second Lien, 12.979%, (3 mo. USD LIBOR + 8.25%), 6.229% cash, 6.75% PIK, 3/23/26		864	651,076
UPC Broadband Holding B.V.:
Term Loan, 4.418%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	771,189
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 4/30/28		825	819,534
UPC Financing Partnership, Term Loan, 7.384%, (1 mo. USD LIBOR + 2.93%), 1/31/29		1,397	1,397,009
Virgin Media Bristol, LLC, Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,675	5,686,146
Zayo Group Holdings, Inc., Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,401	1,261,927
			$ 14,654,304
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 5/13/29		318	$ 318,676
			$ 318,676
Electronic Equipment, Instruments & Components — 1.8%
Chamberlain Group, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 11/3/28		1,312	$ 1,269,353
Creation Technologies, Inc., Term Loan, 10.282%, (3 mo. USD LIBOR + 5.50%), 10/5/28		1,342	1,127,590
DG Investment Intermediate Holdings 2, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/31/28		985	961,638
Mirion Technologies, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 10/20/28		594	592,763
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Robertshaw US Holding Corp., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.50%), 2/28/25		929	$ 605,388
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,102	1,041,470
Verisure Holding AB:
Term Loan, 5.378%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	775	805,329
Term Loan, 5.643%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	300	315,647
			$ 6,719,178
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 15.906%, (1 mo. USD LIBOR + 13.00%), 2/1/26(11)		53	$ 26,087
			$ 26,087
Engineering & Construction — 1.4%
Aegion Corporation, Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 5/17/28		518	$ 496,727
Amentum Government Services Holdings, LLC, Term Loan, 8.124%, (SOFR + 4.00%), 2/15/29		647	641,900
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27		564	563,500
Northstar Group Services, Inc., Term Loan, 10.176%, (1 mo. USD LIBOR + 5.50%), 11/12/26		1,404	1,384,389
USIC Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/12/28		2,271	2,206,660
			$ 5,293,176
Entertainment — 2.0%
AMC Entertainment Holdings, Inc., Term Loan, 7.43%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,708	$ 1,013,165
City Football Group Limited, Term Loan, 7.508%, (1 mo. USD LIBOR + 3.00%), 7/21/28		1,980	1,925,550
Crown Finance US, Inc.:
DIP Loan, 14.621%, (SOFR + 10.00%), 9/7/23		1,383	1,399,937
Term Loan, 0.00%, 9/30/26(10)		1,365	236,217
EP Purchaser, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/6/28		347	347,375
Renaissance Holding Corp.:
Term Loan, 8.897%, (SOFR + 4.50%), 3/30/29		149	147,509
Term Loan - Second Lien, 11.57%, (1 mo. USD LIBOR + 7.00%), 5/29/26		175	167,854
UFC Holdings, LLC, Term Loan, 7.57%, (3 mo. USD LIBOR + 2.75%), 4/29/26		1,739	1,732,392
Vue International Bidco PLC:
Term Loan, 9.766%, (3 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	68,344

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Vue International Bidco PLC: (continued)
Term Loan, 10.346%, (3 mo. EURIBOR + 8.00%), 4.346% cash, 6.00% PIK, 12/31/27	EUR	459	$ 341,062
			$ 7,379,405
Food Products — 1.0%
8th Avenue Food & Provisions, Inc., Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 10/1/25		494	$ 433,266
Badger Buyer Corp., Term Loan, 8.047%, (1 mo. USD LIBOR + 3.50%), 9/30/24		332	271,933
CHG PPC Parent, LLC, Term Loan, 7.625%, (1 mo. USD LIBOR + 3.00%), 12/8/28		397	395,511
Del Monte Foods, Inc., Term Loan, 8.862%, (SOFR + 4.25%), 5/16/29		399	396,818
Monogram Food Solutions, LLC, Term Loan, 8.625%, (1 mo. USD LIBOR + 4.00%), 8/28/28		446	432,135
Shearer's Foods, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 9/23/27		391	384,937
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28		560	551,858
United Petfood Group B.V., Term Loan, 5.501%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	700	731,516
			$ 3,597,974
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 6/5/28		2,911	$ 2,918,485
			$ 2,918,485
Health Care Equipment & Supplies — 1.9%
Artivion, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27		475	$ 450,261
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28		792	770,220
Gloves Buyer, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/29/27		1,627	1,492,362
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28		2,514	1,877,070
Medline Borrower, L.P., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/23/28		2,481	2,414,720
			$ 7,004,633
Health Care Providers & Services — 7.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28		866	$ 865,167
Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	225	226,449
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.508%, (SOFR + 8.00%), 1/15/26		2,146	$ 1,405,360
Cano Health, LLC, Term Loan, 8.661%, (SOFR + 4.00%), 11/23/27		2,467	1,924,648
CCRR Parent, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28		565	549,762
Cerba Healthcare S.A.S.:
Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	450	460,680
Term Loan, 6.13%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	500	520,134
CHG Healthcare Services, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/28		913	908,700
Covis Finco S.a.r.l., Term Loan, 10.80%, (SOFR + 6.50%), 2/18/27		818	454,059
Electron BidCo, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 11/1/28		670	667,495
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.88%), 3/31/27		315	282,584
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27		2,228	902,252
IVC Acquisition, Ltd., Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,325	1,364,489
LSCS Holdings, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 12/16/28		619	603,281
Medical Solutions Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 11/1/28		1,242	1,203,398
National Mentor Holdings, Inc.:
Term Loan, 8.408%, (USD LIBOR + 3.75%), 3/2/28(9)		2,079	1,528,407
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28		60	44,218
Option Care Health, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 10/27/28		347	347,020
Pacific Dental Services, LLC, Term Loan, 8.008%, (1 mo. USD LIBOR + 3.50%), 5/5/28		542	537,800
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 10.82%, (1 mo. USD LIBOR + 6.25%), 2/13/26		150	135,422
Pediatric Associates Holding Company, LLC:
Term Loan, 6.214%, (1 mo. USD LIBOR + 3.25%), 12/29/28(11)		62	61,643
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/29/28		409	405,312
PetVet Care Centers, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/14/25		295	280,634
Phoenix Guarantor, Inc.:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,954	2,916,925
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,428	1,410,120

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radiology Partners, Inc., Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,213	$ 1,054,106
Radnet Management, Inc., Term Loan, 7.735%, (3 mo. USD LIBOR + 3.00%), 4/21/28		2,463	2,443,455
Sound Inpatient Physicians, Term Loan, 7.825%, (3 mo. USD LIBOR + 3.00%), 6/27/25		430	356,021
Surgery Center Holdings, Inc., Term Loan, 8.21%, (1 mo. USD LIBOR + 3.75%), 8/31/26		2,203	2,202,013
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	321,253
U.S. Anesthesia Partners, Inc., Term Loan, 8.619%, (1 mo. USD LIBOR + 4.25%), 10/1/28		913	874,617
			$ 27,257,424
Health Care Technology — 2.9%
Bracket Intermediate Holding Corp., Term Loan, 9.038%, (3 mo. USD LIBOR + 4.25%), 9/5/25		838	$ 818,438
Certara, L.P., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 8/15/26		948	942,915
eResearchTechnology, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 2/4/27		319	299,382
Imprivata, Inc.:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 12/1/27		2,145	2,107,235
Term Loan, 8.811%, (SOFR + 4.25%), 12/1/27		199	196,015
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/18/28		943	860,373
Term Loan - Second Lien, 11.32%, (1 mo. USD LIBOR + 6.75%), 12/17/29		600	402,000
Navicure, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,398	1,392,312
PointClickCare Technologies, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 12/29/27		614	611,760
Project Ruby Ultimate Parent Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/10/28		1,105	1,071,324
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27		959	835,436
Verscend Holding Corp., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,450	1,449,907
			$ 10,987,097
Hotels, Restaurants & Leisure — 3.9%
Carnival Corporation:
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 6/30/25		1,268	$ 1,250,706
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/18/28		3,272	3,201,081
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,477	$ 1,369,964
Dave & Buster's, Inc., Term Loan, 9.688%, (SOFR + 5.00%), 6/29/29	672	673,444
Great Canadian Gaming Corporation, Term Loan, 8.753%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,517	1,510,737
IRB Holding Corp., Term Loan, 7.687%, (SOFR + 3.00%), 12/15/27	2,457	2,437,937
Oravel Stays Singapore Pte., Ltd., Term Loan, 12.98%, (3 mo. USD LIBOR + 8.25%), 6/23/26	591	526,359
Playa Resorts Holding B.V., Term Loan, 8.728%, (SOFR + 4.25%), 1/5/29	1,300	1,293,036
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.625%, (1 mo. USD LIBOR + 3.00%), 8/25/28	741	739,930
SMG US Midco 2, Inc., Term Loan, 7.325%, (3 mo. USD LIBOR + 2.50%), 1/23/25	214	214,163
Travel Leaders Group, LLC, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 1/25/24	1,590	1,479,787
		$ 14,697,144
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 8.98%, (USD LIBOR + 4.25%), 5/17/28(9)	1,921	$ 1,560,010
Libbey Glass, Inc., Term Loan, 12.951%, (SOFR + 8.50%), 11/22/27	660	617,309
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	1,047	1,037,987
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	2,419	1,408,320
Solis IV B.V., Term Loan, 7.859%, (SOFR + 3.50%), 2/26/29	1,496	1,380,282
		$ 6,003,908
Household Products — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.485%, (3 mo. USD LIBOR + 3.75%), 12/22/26	1,274	$ 1,242,718
Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26	347	344,118
		$ 1,586,836
Insurance — 3.4%
Alliant Holdings Intermediate, LLC, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/9/25	2,235	$ 2,235,594
AssuredPartners, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,379	1,367,725

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
AssuredPartners, Inc.: (continued)
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,379	$ 1,366,072
Financiere CEP S.A.S., Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	500	534,878
NFP Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,167	2,130,021
Ryan Specialty Group, LLC, Term Loan, 7.661%, (SOFR + 3.00%), 9/1/27		2,955	2,950,967
USI, Inc., Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,970	1,972,407
			$ 12,557,664
Interactive Media & Services — 1.8%
Adevinta ASA:
Term Loan, 5.202%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	939	$ 1,010,805
Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 6/26/28		296	295,500
Arches Buyer, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/6/27		2,000	1,938,928
Buzz Finco, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/29/27		535	533,872
Foundational Education Group, Inc., Term Loan, 8.592%, (SOFR + 3.75%), 8/31/28		1,460	1,343,430
Getty Images, Inc., Term Loan, 9.125%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,074	1,076,244
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	693,875
			$ 6,892,654
Internet & Direct Marketing Retail — 0.7%
CNT Holdings I Corp., Term Loan, 8.125%, (SOFR + 3.50%), 11/8/27		1,527	$ 1,510,725
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29		937	932,131
			$ 2,442,856
IT Services — 5.0%
Asurion, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,156	$ 1,105,355
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,477	1,396,712
Term Loan, 8.68%, (SOFR + 4.00%), 8/19/28		1,106	1,049,730
Term Loan - Second Lien, 9.82%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,830	1,537,771
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Endure Digital, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/10/28		4,026	$ 3,809,927
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27		3,844	3,762,514
Indy US Bidco, LLC:
Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	591	584,210
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/5/28		108	96,362
NAB Holdings, LLC, Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28		916	911,744
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28		2,962	1,886,006
Sedgwick Claims Management Services, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,132	1,128,699
Skopima Merger Sub, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,506	1,462,238
			$ 18,731,268
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 6.992%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,650	$ 1,729,894
Fender Musical Instruments Corporation, Term Loan, 8.578%, (SOFR + 4.00%), 12/1/28		272	237,126
			$ 1,967,020
Life Sciences Tools & Services — 1.2%
Cambrex Corporation, Term Loan, 8.161%, (SOFR + 3.50%), 12/4/26		289	$ 286,286
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26		1,841	1,598,165
LGC Group Holdings, Ltd., Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	475	489,802
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/21/27		317	301,514
Packaging Coordinators Midco, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/30/27		1,358	1,335,527
Sotera Health Holdings, LLC, Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 12/11/26		625	604,101
			$ 4,615,395
Machinery — 8.1%
AI Aqua Merger Sub, Inc., Term Loan, 8.368%, (SOFR + 3.75%), 7/31/28		2,189	$ 2,145,220
Albion Financing 3 S.a.r.l., Term Loan, 10.065%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,337	1,293,899
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27		2,099	2,096,815

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
American Trailer World Corp., Term Loan, 8.411%, (SOFR + 3.75%), 3/3/28		1,261	$ 1,112,275
Apex Tool Group, LLC, Term Loan, 9.828%, (SOFR + 5.25%), 2/8/29		2,083	1,837,748
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,173	1,883,557
CPM Holdings, Inc., Term Loan, 7.869%, (1 mo. USD LIBOR + 3.50%), 11/17/25		1,969	1,961,837
Delachaux Group S.A., Term Loan, 9.325%, (3 mo. USD LIBOR + 4.50%), 4/16/26		421	389,369
Engineered Machinery Holdings, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/19/28		2,691	2,683,587
Filtration Group Corporation:
Term Loan, 5.63%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	358	384,078
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 10/21/28		642	639,736
Gates Global, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/31/27		2,536	2,533,604
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,301	1,301,336
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28		720	695,577
Illuminate Buyer, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 6/30/27		866	848,009
Madison IAQ, LLC, Term Loan, 7.988%, (3 mo. USD LIBOR + 3.25%), 6/21/28		2,463	2,360,538
Penn Engineering & Manufacturing Corp., Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 6/27/24		164	164,130
SPX Flow, Inc., Term Loan, 9.161%, (SOFR + 4.50%), 4/5/29		1,917	1,849,667
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25		1,974	1,928,442
TK Elevator Topco GmbH, Term Loan, 6.567%, (1 mo. EURIBOR + 3.63%), 7/30/27	EUR	500	530,258
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,198	1,177,780
Zephyr German BidCo GmbH, Term Loan, 5.678%, (3 mo. EURIBOR + 3.50%), 3/10/28	EUR	600	616,822
			$ 30,434,284
Media — 2.4%
Diamond Sports Group, LLC, Term Loan, 12.776%, (SOFR + 8.15%), 5/25/26		478	$ 433,782
Gray Television, Inc.:
Term Loan, 6.869%, (1 mo. USD LIBOR + 2.50%), 1/2/26		595	592,974
Term Loan, 6.871%, (1 mo. USD LIBOR + 2.50%), 2/7/24		103	103,601
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc.: (continued)
Term Loan, 7.369%, (1 mo. USD LIBOR + 3.00%), 12/1/28	817	$ 814,708
Hubbard Radio, LLC, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 3/28/25	547	484,465
Magnite, Inc., Term Loan, 9.459%, (USD LIBOR + 5.00%), 4/28/28(9)	714	681,543
MJH Healthcare Holdings, LLC, Term Loan, 8.161%, (SOFR + 3.50%), 1/28/29	248	244,868
Nexstar Broadcasting, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 9/18/26	255	255,176
Recorded Books, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 8/29/25	2,280	2,273,486
Sinclair Television Group, Inc.:
Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 9/30/26	581	569,616
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/1/28	387	380,063
Univision Communications, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,167	2,148,231
		$ 8,982,513
Metals/Mining — 0.5%
Dynacast International, LLC, Term Loan, 13.699%, (3 mo. USD LIBOR + 9.00%), 10/22/25	331	$ 268,301
PMHC II, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 4/23/29	599	527,129
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28	402	401,969
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27	553	550,600
		$ 1,747,999
Oil, Gas & Consumable Fuels — 2.4%
Centurion Pipeline Company, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/25	242	$ 240,666
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 9/28/25	222	221,076
Freeport LNG Investments, LLLP, Term Loan, 8.308%, (3 mo. USD LIBOR + 3.50%), 12/21/28	590	573,625
Matador Bidco S.a.r.l., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 10/15/26	3,666	3,653,350
Oryx Midstream Services Permian Basin, LLC:
Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28	686	685,365
Term Loan, 10/5/28(12)	200	198,500
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25	666	665,791

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.57%, (1 mo. USD LIBOR + 8.00%), 8/27/26		755	$ 753,418
UGI Energy Services, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 8/13/26		1,969	1,972,927
			$ 8,964,718
Personal Products — 0.5%
HLF Financing S.a.r.l., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 8/18/25		633	$ 626,856
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/1/26		1,130	1,109,474
			$ 1,736,330
Pharmaceuticals — 2.2%
Akorn, Inc., Term Loan, 12.254%, (3 mo. USD LIBOR + 7.50%), 10/1/25(3)		296	$ 152,286
Amneal Pharmaceuticals, LLC, Term Loan, 8.187%, (USD LIBOR + 3.50%), 5/4/25(9)		817	771,950
Bausch Health Companies, Inc., Term Loan, 9.828%, (SOFR + 5.25%), 2/1/27		1,672	1,292,948
Jazz Financing Lux S.a.r.l., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/5/28		2,221	2,220,962
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27		1,870	1,436,094
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27		2,680	2,063,894
PharmaZell GmbH, Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	133,459
			$ 8,071,593
Professional Services — 4.0%
AlixPartners, LLP, Term Loan, 5.452%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	491	$ 519,877
APFS Staffing Holdings, Inc., Term Loan, 8.639%, (SOFR + 4.00%), 12/29/28		248	246,264
Blitz 20-487 GmbH, Term Loan, 5.692%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	750	787,079
Camelot U.S. Acquisition, LLC, Term Loan, 7.517%, (1 mo. USD LIBOR + 3.00%), 10/30/26		3,191	3,189,458
CoreLogic, Inc., Term Loan, 8.125%, (1 mo. USD LIBOR + 3.50%), 6/2/28		2,851	2,429,398
Corporation Service Company, Term Loan, 7.911%, (SOFR + 3.25%), 11/2/29		312	312,663
Deerfield Dakota Holding, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 4/9/27		2,098	2,038,091
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28		1,980	1,627,302
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Neptune Bidco US, Inc., Term Loan, 4/11/29(12)		1,500	$ 1,368,750
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 5.357%, (6 mo. EURIBOR + 2.63%), 7/15/25	EUR	739	788,437
Trans Union, LLC, Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,394	1,392,365
Vaco Holdings, LLC, Term Loan, 9.73%, (SOFR + 5.00%), 1/21/29		248	243,891
			$ 14,943,575
Road & Rail — 3.2%
Grab Holdings, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 1/29/26		2,280	$ 2,259,966
Kenan Advantage Group, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,377	2,355,891
PODS, LLC, Term Loan, 7.57%, (SOFR + 3.00%), 3/31/28		2,463	2,413,119
Uber Technologies, Inc.:
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25		4,901	4,911,955
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 2/25/27		5	4,965
			$ 11,945,896
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29		1,070	$ 1,048,500
Term Loan - Second Lien, 10.512%, (SOFR + 5.60%), 2/1/30		450	398,250
Bright Bidco B.V., Term Loan, 13.676%, (SOFR + 9.00%), 10/31/27		419	367,118
Ultra Clean Holdings, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,072	1,075,838
			$ 2,889,706
Software — 23.5%
AppLovin Corporation, Term Loan, 7.943%, (SOFR + 3.35%), 8/15/25		1,817	$ 1,787,682
Aptean, Inc., Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26		2,073	1,984,533
AQA Acquisition Holding, Inc., Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 3/3/28		887	866,000
Astra Acquisition Corp.:
Term Loan, 9.82%, (1 mo. USD LIBOR + 5.25%), 10/25/28		920	828,191
Term Loan - Second Lien, 13.445%, (1 mo. USD LIBOR + 8.88%), 10/25/29		1,425	1,239,452

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Banff Merger Sub, Inc.:
Term Loan, 6.13%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	265	$ 281,654
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,416	3,360,573
Term Loan - Second Lien, 10.07%, (1 mo. USD LIBOR + 5.50%), 2/27/26		750	710,625
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29		2,050	2,048,370
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25		792	701,190
Ceridian HCM Holding, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 4/30/25		880	877,098
Cloudera, Inc.:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,327	2,245,072
Term Loan - Second Lien, 10.57%, (1 mo. USD LIBOR + 6.00%), 10/8/29		650	570,172
ConnectWise, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 9/29/28		1,980	1,913,175
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28		1,853	1,719,659
Cornerstone OnDemand, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,141	1,053,204
Delta TopCo, Inc.:
Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27		1,416	1,319,047
Term Loan - Second Lien, 11.654%, (3 mo. USD LIBOR + 7.25%), 12/1/28		2,025	1,736,438
E2open, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/4/28		862	862,533
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,275	1,254,543
Epicor Software Corporation:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/30/27		2,245	2,209,209
Term Loan - Second Lien, 12.32%, (1 mo. USD LIBOR + 7.75%), 7/31/28		850	850,607
Finastra USA, Inc.:
Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24		4,631	4,368,587
Term Loan - Second Lien, 12.075%, (3 mo. USD LIBOR + 7.25%), 6/13/25		1,000	794,286
GoTo Group, Inc., Term Loan, 9.297%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,838	1,034,742
Greeneden U.S. Holdings II, LLC, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/1/27		2,310	2,273,998
Hyland Software, Inc., Term Loan - Second Lien, 10.82%, (1 mo. USD LIBOR + 6.25%), 7/7/25		3,630	3,457,575
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Imperva, Inc., Term Loan, 8.592%, (3 mo. USD LIBOR + 4.00%), 1/12/26	2,310	$ 1,968,308
Ivanti Software, Inc., Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27	1,315	1,095,222
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28	4,222	3,722,890
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,150	907,063
Marcel LUX IV S.a.r.l., Term Loan, 8.499%, (SOFR + 4.00%), 12/31/27	100	100,237
McAfee, LLC, Term Loan, 8.184%, (SOFR + 3.75%), 3/1/29	2,438	2,295,549
Mediaocean, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/15/28	546	515,682
MH Sub I, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 9/13/24	321	317,928
Mitnick Corporate Purchaser, Inc., Term Loan, 9.526%, (SOFR + 4.75%), 5/2/29	399	387,196
Open Text Corporation, Term Loan, 11/16/29(12)	1,325	1,324,447
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28	887	830,933
Polaris Newco, LLC, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28	2,642	2,514,107
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28	2,970	2,917,330
RealPage, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/24/28	4,592	4,488,273
Redstone Holdco 2 L.P., Term Loan, 9.568%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,222	1,812,217
Sabre GLBL, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/17/27	1,513	1,398,779
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/17/27	949	877,495
Term Loan, 8.911%, (SOFR + 4.25%), 6/30/28	906	849,502
SolarWinds Holdings, Inc., Term Loan, 8.561%, (SOFR + 4.00%), 2/5/27	1,650	1,653,953
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27	4,160	4,103,715
SurveyMonkey, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/10/25	882	859,057
Turing Midco, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/24/28	239	238,842
Ultimate Software Group, Inc. (The):
Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26	4,191	4,131,874
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/4/26	1,546	1,528,638

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Veritas US, Inc.:
Term Loan, 6.952%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	318	$ 244,652
Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,169	1,495,419
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28		2,370	2,090,044
VS Buyer, LLC, Term Loan, 9.50%, (USD Prime + 2.00%), 2/28/27		1,094	1,089,960
			$ 88,107,527
Specialty Retail — 4.3%
Belron Finance US, LLC, Term Loan, 7.063%, (3 mo. USD LIBOR + 2.50%), 4/13/28		909	$ 909,948
Boels Topholding B.V., Term Loan, 5.071%, (EURIBOR + 3.25%), 2/6/27(9)	EUR	575	615,266
Great Outdoors Group, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,646	2,609,317
Harbor Freight Tools USA, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 10/19/27		2,708	2,676,275
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		4,421	4,408,203
LIDS Holdings, Inc., Term Loan, 10.135%, (SOFR + 5.50%), 12/14/26		394	376,031
Mattress Firm, Inc., Term Loan, 8.44%, (6 mo. USD LIBOR + 4.25%), 9/25/28		1,840	1,683,351
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28		3,004	2,987,727
			$ 16,266,118
Trading Companies & Distributors — 3.4%
DXP Enterprises, Inc., Term Loan, 9.955%, (6 mo. USD LIBOR + 5.25%), 12/23/27		887	$ 854,515
Electro Rent Corporation, Term Loan, 9.904%, (SOFR + 5.50%), 11/1/24		1,563	1,531,376
Hillman Group, Inc. (The):
Term Loan, 3.11%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		76	75,264
Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 7/14/28		313	310,609
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27		663	604,530
Patagonia Bidco Limited, Term Loan, 7.435%, (SONIA + 5.25%), 3/5/29	GBP	1,325	1,434,440
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,176	3,317,534
SRS Distribution, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 6/2/28		1,582	1,529,932
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc.: (continued)
Term Loan, 8.161%, (SOFR + 3.50%), 6/2/28	322	$ 310,740
TricorBraun Holdings, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/3/28	740	721,436
White Cap Buyer, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 10/19/27	2,126	2,113,876
		$ 12,804,252
Transportation Infrastructure — 1.1%
Brown Group Holding, LLC:
Term Loan, 7.047%, (1 mo. USD LIBOR + 2.50%), 6/7/28	2,165	$ 2,158,030
Term Loan, 8.394%, (SOFR + 3.75%), 7/2/29	224	224,812
KKR Apple Bidco, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 9/23/28	1,634	1,630,055
		$ 4,012,897
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 8.58%, (SOFR + 4.00%), 12/17/27	371	$ 364,261
Digicel International Finance Limited, Term Loan, 7.797%, (1 mo. USD LIBOR + 3.25%), 5/28/24	1,421	1,208,671
		$ 1,572,932
Total Senior Floating-Rate Loans (identified cost $508,057,180)		$480,981,157

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	139,907	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	4,339	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(13)	1,716,772	$ 1,716,772
Total Short-Term Investments (identified cost $1,716,772)		$ 1,716,772
Total Investments — 146.2% (identified cost $584,737,916)		$547,136,128
Less Unfunded Loan Commitments — (0.0)%(6)		$ (96,809)
Net Investments — 146.2% (identified cost $584,641,107)		$547,039,319
Other Assets, Less Liabilities — (25.9)%		$(96,816,049)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.3)%		$(75,944,701)
Net Assets Applicable to Common Shares — 100.0%		$374,278,569
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $51,592,012 or 13.8% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%.
(7)	Principal amount is less than $500.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2023, the total value of unfunded loan commitments is $93,402.
(12)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,211,194	EUR	8,613,275	Standard Chartered Bank	2/2/23	$ —	$(152,730)
EUR	2,000,000	USD	2,133,746	Standard Chartered Bank	2/28/23	44,229	—
USD	2,014,648	EUR	1,850,000	Bank of America, N.A.	2/28/23	21	—
USD	1,616,615	EUR	1,485,000	Bank of America, N.A.	2/28/23	—	(532)
USD	1,616,212	EUR	1,485,000	Bank of America, N.A.	2/28/23	—	(935)
USD	2,013,257	EUR	1,850,000	Bank of America, N.A.	2/28/23	—	(1,370)
USD	462,668	EUR	425,227	Citibank, N.A.	2/28/23	—	(399)
USD	1,187,319	EUR	1,091,260	State Street Bank and Trust Company	2/28/23	—	(1,049)
USD	1,373,683	EUR	1,262,500	State Street Bank and Trust Company	2/28/23	—	(1,164)
USD	2,132,149	EUR	2,000,000	State Street Bank and Trust Company	2/28/23	—	(45,826)
USD	2,779,271	GBP	2,241,897	HSBC Bank USA, N.A.	2/28/23	13,776	—

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	48,745	GBP	39,328	JPMorgan Chase Bank, N.A.	2/28/23	$ 231	$ —
USD	9,371,275	EUR	8,613,275	Standard Chartered Bank	3/2/23	—	(9,644)
EUR	2,000,000	USD	2,136,531	State Street Bank and Trust Company	3/31/23	45,675	—
USD	834,567	EUR	779,822	Bank of America, N.A.	3/31/23	—	(16,299)
USD	834,720	EUR	779,822	State Street Bank and Trust Company	3/31/23	—	(16,146)
USD	862,656	EUR	805,856	State Street Bank and Trust Company	3/31/23	—	(16,616)
USD	862,299	EUR	805,856	State Street Bank and Trust Company	3/31/23	—	(16,973)
USD	1,772,699	EUR	1,659,907	State Street Bank and Trust Company	3/31/23	—	(38,430)
USD	1,823,420	EUR	1,707,653	State Street Bank and Trust Company	3/31/23	—	(39,806)
USD	2,149,791	EUR	2,001,444	The Toronto-Dominion Bank	3/31/23	—	(33,991)
						$103,932	$(391,910)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2023, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $1,716,772, which represents 0.5% of the Trust's net assets applicable to common shares. Transactions in such funds by the Trust for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,352,933	$35,423,988	$(35,060,149)	$ —	$ —	$1,716,772	$45,908	1,716,772
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
Senior Floating-Rate Trust
January 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 27,934,006	$ —	$ 27,934,006
Closed-End Funds	6,751,120	—	—	6,751,120
Common Stocks	806,908	759,041	720,642	2,286,591
Convertible Preferred Stocks	—	54	—	54
Corporate Bonds	—	27,466,428	—	27,466,428
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	480,341,892	542,456	480,884,348
Warrants	—	0	0	0
Short-Term Investments	1,716,772	—	—	1,716,772
Total Investments	$9,274,800	$536,501,421	$1,263,098	$547,039,319
Forward Foreign Currency Exchange Contracts	$ —	$ 103,932	$ —	$ 103,932
Total	$9,274,800	$536,605,353	$1,263,098	$547,143,251
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (391,910)	$ —	$ (391,910)
Total	$ —	$ (391,910)	$ —	$ (391,910)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.